Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital account, interests outstanding	635	635	635	635